Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
GRAF INDUSTRIAL CORP.
Stockholders' Equity

Note 9 — Stockholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2020 and December 31, 2019, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 400,000,000 shares of common stock with a par value of $0.0001 per share. Holders of shares of common stock are entitled to one vote for each share. At June 30, 2020 and December 31, 2019, there were 17,549,365 and 30,470,640 shares of common stock issued or outstanding, including an aggregate of 11,202,651 and 21,182,947 shares of common stock classified outside of subject to possible redemption, respectively.

Note 9 — Stockholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2019 and 2018, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 400,000,000 shares of common stock with a par value of $0.0001 per share. Holders of shares of common stock are entitled to one vote for each share. At December 31, 2019 and 2018, there were 30,470,640 shares of common stock issued or outstanding, including an aggregate of 21,182,947 and 22,576,796 shares of common stock classified outside of subject to possible redemption, respectively.